CAPITAL MANAGEMENT - Invested Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of objectives, policies and processes for managing capital [line items]
Total partnership capital	$ 22,177	$ 14,668	$ 13,474	$ 9,644
Non-controlling interest - in operating subsidiaries	(14,113)	(7,303)
Deficit	2,048	1,228
Accumulated other comprehensive income	(705)	(328)
Ownership changes	(398)	(109)
Invested Capital	$ 9,009	$ 8,156	$ 7,599
Bottom of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	12.00%
Top of range
Disclosure of objectives, policies and processes for managing capital [line items]
Targeted returns on invested capital	15.00%